SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segmented Information
Metal sales	$ 4,213.4	$ 3,497.3
Percentage of total metal sales	37.40%	36.30%
Customers exceeding 10% of annual metal sales
Segmented Information
Metal sales	$ 1,575.6	$ 1,270.1
Customer 1
Segmented Information
Metal sales	648.6	517.3
Customer 2
Segmented Information
Metal sales	498.5	397.8
Customer 3
Segmented Information
Metal sales	428.5	355.0
Fort Knox | Operating segments
Segmented Information
Metal sales	422.9	279.6
Fort Knox | Operating segments | Customer 1
Segmented Information
Metal sales	36.1	11.3
Fort Knox | Operating segments | Customer 2
Segmented Information
Metal sales	17.6	31.5
Fort Knox | Operating segments | Customer 3
Segmented Information
Metal sales	73.1	24.2
Round Mountain | Operating segments
Segmented Information
Metal sales	565.5	502.2
Round Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	83.7	56.3
Round Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	22.9	49.0
Round Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	81.6	14.5
Bald Mountain | Operating segments
Segmented Information
Metal sales	330.5	249.2
Bald Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	48.3	17.0
Bald Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	14.9	40.4
Bald Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	43.7	16.7
Paracatu | Operating segments
Segmented Information
Metal sales	960.7	856.3
Paracatu | Operating segments | Customer 1
Segmented Information
Metal sales	109.4	59.4
Paracatu | Operating segments | Customer 2
Segmented Information
Metal sales	54.3	76.8
Paracatu | Operating segments | Customer 3
Segmented Information
Metal sales	121.5	181.1
Kupol | Operating segments
Segmented Information
Metal sales	904.6	734.4
Kupol | Operating segments | Customer 1
Segmented Information
Metal sales	100.6	145.4
Kupol | Operating segments | Customer 2
Segmented Information
Metal sales	225.5	55.8
Tasiast | Operating segments
Segmented Information
Metal sales	718.0	532.8
Tasiast | Operating segments | Customer 1
Segmented Information
Metal sales	233.1	175.5
Tasiast | Operating segments | Customer 2
Segmented Information
Metal sales	109.3	78.5
Tasiast | Operating segments | Customer 3
Segmented Information
Metal sales	45.0	66.6
Chirano | Operating segments
Segmented Information
Metal sales	295.1	281.6
Chirano | Operating segments | Customer 1
Segmented Information
Metal sales	36.8	51.7
Chirano | Operating segments | Customer 2
Segmented Information
Metal sales	54.0	57.8
Chirano | Operating segments | Customer 3
Segmented Information
Metal sales	61.9	47.8
Corporate and other
Segmented Information
Metal sales	16.1	61.2
Corporate and other | Operating segments | Customer 1
Segmented Information
Metal sales	0.6	0.7
Corporate and other | Operating segments | Customer 2
Segmented Information
Metal sales		8.0
Corporate and other | Operating segments | Customer 3
Segmented Information
Metal sales	$ 1.7	$ 4.1